Cover	Sep. 14, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2026
Entity File Number	001-42546
Entity Registrant Name	Fatpipe Inc/UT
Entity Central Index Key	0001993400
Entity Tax Identification Number	27-1113325
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	392 East Winchester Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84107
City Area Code	844
Local Phone Number	203-6092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	FATN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false